Income and Expenses	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
INCOME AND EXPENSES
7.
INCOME AND EXPENSES

(A)
GRANT INCOME

Grant income reflects reimbursement of research and development expenses, and income from certain research projects managed by Icelandic governmental institutions. Certain expenses qualify for incentives from the Icelandic government in the form of tax credits or cash reimbursements. Icelandic government grant income for the year ended December 31, 2024, is CHF 0.7 million compared to CHF 0.9 million for each of the years ended December 31, 2023 and 2022. Refer to Note 11.

(B)
OPERATING EXPENSES

The tables below show the breakdown of the Total operating expenses by category:

in CHF thousands	For the years ended December 31,
	Research and development expenses			General and administrative expenses			Total operating expenses
	2024	2023	2022	2024	2023	2022	2024	2023	2022
Personnel expense	11,114	6,509	4,608	11,476	7,029	4,449	22,590	13,537	9,056
Payroll	6,085	4,796	4,313	6,723	5,134	3,939	12,808	9,930	8,252
Share-based compensation expense	5,029	1,713	295	4,753	1,895	510	9,782	3,607	804
Operating expenses	40,969	22,738	17,616	10,331	10,458	6,615	51,300	68,059	24,231
External service providers	40,127	22,256	17,205	7,445	7,695	2,294	47,572	29,951	19,499
Other operating expenses	573	258	184	2,749	2,700	4,249	3,322	2,958	4,433
Depreciation of property and equipment	99	106	111	34	19	20	133	125	132
Depreciation of right-of-use assets	170	118	116	103	44	52	273	162	167
Merger and listing expense(1)	-	-	-	-	-	-	-	34,863	-
Total	52,083	29,247	22,224	21,807	17,487	11,064	73,890	81,597	33,288

(1) Merger and listing expense is presented separately from research and development or general and administrative expenses on the consolidated statements of loss. The item relates to the BCA and is non-recurring in nature, representing a share-based payment made in exchange for a listing service.

Research and development expenses were CHF 52.1 million for the year ended December 31, 2024 compared to CHF 29.2 million for the year ended December 31, 2023. The net increase of CHF 22.8 million, or 78.1%, was primarily due to an increase in external CRO expenses as a result of the completion and subsequent startup activities of multiple OCS-01 clinical trials and the execution of the Licaminlimab (OCS-02) DED Phase 2b clinical trial, as well as an increase in research and development personnel costs. The increase in development expenses reflects the trials ongoing during 2024, including the OCS-01 DIAMOND Phase 3 clinical trials, OCS-01 LEOPARD investigator-initiated trial ("IIT"), Licaminlimab (OCS-02) drug development and Privosegtor (OCS-05) ACUITY proof-of-concept ("PoC") clinical trial for acute optic neuritis.

(C)
FINANCE RESULT

in CHF thousands	For the years ended December 31,
	2024	2023	2022
Finance income	2,168	1,429	126
Finance expense	(639)	(1,315)	(6,442)
Fair value adjustment on warrant liabilities	(15,531)	(3,431)	-
Foreign currency exchange gain (loss)	1,269	(4,664)	49
Finance result	(12,733)	(7,981)	(6,267)

Finance income in all periods presented consists primarily of interest income earned from the Company's short-term financial assets.

The primary finance expense in 2024 is the amortization of transaction costs related to the Loan Agreement, entered into during Q2 2024. Finance expense in 2023 primarily represented interest related to the dividend owed to the holders of Legacy Oculis preferred Series B and C shares incurred prior to the Business Combination. Preferred Series B and C shares qualified as liabilities under IAS 32 - Financial instruments: Presentation and the related accrued dividends as interest expense. The preferred Series B and C shares were fully converted to ordinary shares at the closing of the Business Combination on March 2, 2023 (refer to Note 5).

Refer to Note 17 for further discussions of the fair value gain/(loss) on warrant liabilities.

For the year ended December 31, 2024, the foreign currency exchange gain is primarily related to overall strengthening of the U.S. dollar against the Swiss Franc. During the year ended December 31, 2023 the currency exchange loss was primarily due to the overall weakening of the U.S. dollar and Euro exchange rates against the Swiss Franc on payable balances denominated in U.S. dollar and Euro, respectively. Additionally, the Company experienced negative currency exchange in cash and the revaluation of the U.S. dollar denominated Series C long-term financial debt, prior to the Business Combination in March 2023.

Financial result as presented in the statements of cash flows is comprised of interest and the foreign exchange effect on cash and financial assets, net.

(D)
INCOME TAX AND DEFERRED TAX

	For the years ended December 31,
in CHF thousands	2024	2023	2022
Current income tax expense	(130)	(127)	(90)
Deferred tax income (expense)	290	20	35
Total tax benefit (expense)	160	(107)	(55)

The Group's expected tax expense for each year is based on the applicable tax rate in each individual jurisdiction, which ranged between 8.3% and 25.0% for 2024, 2023 and 2022 in the tax jurisdictions in which the Group operates. The weighted average tax rates applicable to the profits of the consolidated entities were 13.7%, 12.7% and 13.9% for the years 2024, 2023 and 2022, respectively. The increase in 2024 primarily reflects changes in the composition of taxable results. The tax on the Group's profit / (loss) before tax differs from the statutory amount that would arise using the weighted average applicable tax rate as follows:

	For the years ended December 31,
in CHF thousands	2024	2023	2022
Groups average expected tax rate	13.7%	12.7%	13.9%
Accounting loss before income tax	(85,937)	(88,695)	(38,643)
Taxes at weighted average income tax	11,792	11,294	5,380
Effect of unrecorded tax losses	(8,764)	(10,520)	(4,468)
Effect of non-deductible expenses	(3,098)	(6,041)	(968)
Effect of non-taxable income	280	5,103	-
Effect of other items	(50)	57	-
Total tax benefit (expense)	160	(107)	(55)

As of December 31, 2024, 2023 and 2022, the Group has accumulated tax losses, primarily in Switzerland, that may be carried forward to offset future taxable profits until expiration. However, no deferred tax assets have been recognized for these losses, as the realization of sufficient future taxable profits is not considered probable. Additionally, as certain tax losses have not yet been validated by the tax authorities, they remain subject to potential adjustments. This does not affect the management assumption on the going concern hypothesis of the Group. Below is the maturity of the Group reportable losses:

	As of December 31,
in CHF thousands	2024	2023	2022
2025	16,733	16,733	16,733
2026	13,113	13,113	13,113
2027	12,437	12,437	12,437
2028	14,865	14,865	14,865
2029	31,786	31,786	31,790
2030	81,509	81,509	-
2031	63,397	-	-
Total	233,840	170,443	88,938

The Group did not recognize the following temporary differences:

	As of December 31,
in CHF thousands	2024	2023	2022
Pension	1,870	728	728
Tax losses in Switzerland	233,840	170,443	88,938
Leases	(123)	(150)	(150)
Intangible asset	(4,025)	(4,025)	(4,025)
Total	231,562	166,996	85,491

As of December 31, 2024 and 2023 the Company had recognized deferred tax assets of CHF 0.3 million and CHF 44 thousand, respectively, and no deferred tax liabilities.